Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Schedule of recorded expenses to executive officers
	For the year ended December 31
	2022	2021	2020
	USD thousands
Short - term employee benefits	2,623	2,402	1,982
Post-employment benefits	11	27	19
Share based payments	1,930	1,446	1,667

	4,564	3,875	3,668

	For the year ended December 31
	2022	2021	2020
	USD thousands
Short - term benefits	448	323	306
Share based payments	311	478	742

	759	801	1,048